UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

GCPAX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$48	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

GCPAX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2026

TGECP88A-0626

Class C

GCPCX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

GCPCX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2026

TGECP88C-0626

Class N

GCPNX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$32	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

GCPNX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2026

TGECP88N-0626

Class Y

GCPYX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

GCPYX

Gateway Equity Call Premium Fund

Semi-annual Shareholder Report

June 30, 2026

TGECP88Y-0626

Class A

GATEX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

GATEX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2026

TGF88A-0626

Class C

GTECX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

GTECX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2026

TGF88C-0626

Class N

GTENX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

GTENX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2026

TGF88N-0626

Class Y

GTEYX

Gateway Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

GTEYX

Gateway Fund

Semi-annual Shareholder Report

June 30, 2026

TGF88Y-0626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2026

Gateway Fund
Gateway Equity Call Premium Fund
Mirova Global Megatrends Fund

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Aerospace & Defense — 2.0%
138,153	Boeing Co.(a)(b)	$29,905,980
18,373	HEICO Corp.(a)	6,544,279
97,722	Honeywell Aerospace, Inc.(b)	21,604,380
55,965	Kratos Defense & Security Solutions, Inc.(a)(b)	2,790,415
438,402	RTX Corp.(a)	83,178,011
77,618	StandardAero, Inc.(a)(b)	2,321,554
		146,344,619
	Automobile Components — 0.0%
2,343	Autoliv, Inc.(a)	272,186
	Automobiles — 2.1%
1,111,305	Ford Motor Co.(a)	15,447,139
324,463	Tesla, Inc.(a)(b)	136,469,138
		151,916,277
	Banks — 3.8%
1,344,204	Bank of America Corp.(a)	76,592,744
481,518	JPMorgan Chase & Co.(a)	157,615,287
539,572	Wells Fargo & Co.(a)	44,590,230
		278,798,261
	Beverages — 1.1%
261,561	Brown-Forman Corp., Class B(a)	6,970,601
54,021	Celsius Holdings, Inc.(a)(b)	1,581,735
349,444	Monster Beverage Corp.(a)(b)	33,588,557
255,127	PepsiCo, Inc.(a)	34,544,196
		76,685,089
	Biotechnology — 2.0%
270,261	AbbVie, Inc.(a)	68,008,478
1,352	Alnylam Pharmaceuticals, Inc.(a)(b)	406,993
104,360	Amgen, Inc.(a)	37,790,843
39,674	Biogen, Inc.(a)(b)	8,571,964
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	31,151,429
		145,929,707
	Broadline Retail — 4.0%
1,213,735	Amazon.com, Inc.(a)(b)	289,281,600
2,538	MercadoLibre, Inc.(a)(b)	4,307,976
		293,589,576
	Building Products — 0.5%
355,196	Carrier Global Corp.(a)	26,053,626
17,766	Lennox International, Inc.(a)	10,179,030
		36,232,656
	Capital Markets — 2.2%
55,185	Brookfield Corp.(a)	2,350,329
32,535	Carlyle Group, Inc.(a)	1,370,049
58,027	Coinbase Global, Inc., Class A(a)(b)	8,482,967
32,629	FactSet Research Systems, Inc.(a)	7,507,280
216,194	Intercontinental Exchange, Inc.(a)	26,615,644
36,416	Jefferies Financial Group, Inc.(a)	1,820,072
414,283	Morgan Stanley(a)	86,601,718
41,804	MSCI, Inc.(a)	23,411,912
		158,159,971
	Chemicals — 0.7%
27,637	Celanese Corp.(a)	1,271,302
275,737	Corteva, Inc.(a)	23,352,167
52,337	Eastman Chemical Co.(a)	3,505,532
154,974	LyondellBasell Industries NV, Class A(a)	8,159,381
3,892	Nutrien Ltd.(a)	245,001
Shares	Description	Value (†)
	Chemicals — continued
95,921	RPM International, Inc.(a)	$10,661,619
48,861	Solstice Advanced Materials, Inc.(a)	4,329,085
		51,524,087
	Commercial Services & Supplies — 0.9%
421,728	Copart, Inc.(a)(b)	11,888,512
53,505	Waste Connections, Inc.(a)	8,918,749
185,672	Waste Management, Inc.(a)	41,382,575
		62,189,836
	Communications Equipment — 1.1%
626,021	Cisco Systems, Inc.(a)	73,532,426
9,197	Lumentum Holdings, Inc.(a)(b)	7,891,578
		81,424,004
	Construction & Engineering — 0.2%
22,269	AECOM(a)	1,554,376
9,882	Everus Construction Group, Inc.(a)(b)	1,639,918
37,578	Fluor Corp.(a)(b)	1,968,711
8,696	Sterling Infrastructure, Inc.(a)(b)	7,299,075
		12,462,080
	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(a)	24,938,815
	Consumer Finance — 0.9%
106,655	Ally Financial, Inc.(a)	4,900,797
144,459	Capital One Financial Corp.(a)	28,981,365
92,365	SoFi Technologies, Inc.(a)(b)	1,656,104
389,560	Synchrony Financial(a)	29,626,038
		65,164,304
	Consumer Staples Distribution & Retail — 1.9%
59,675	Costco Wholesale Corp.(a)	55,824,172
111,016	Target Corp.(a)	14,499,800
601,149	Walmart, Inc.(a)	68,086,136
		138,410,108
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	8,825,346
21,506	Crown Holdings, Inc.(a)	2,404,801
141,364	Smurfit Westrock PLC(a)	6,539,499
		17,769,646
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	12,686,153
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,123,806
	Diversified Telecommunication Services — 0.4%
30,583	AST SpaceMobile, Inc.(a)(b)	2,717,605
1,244,301	AT&T, Inc.(a)	25,757,031
156,882	Lumen Technologies, Inc.(a)(b)	1,204,854
		29,679,490
	Electric Utilities — 1.0%
271,750	Alliant Energy Corp.(a)	20,731,808
349,087	American Electric Power Co., Inc.(a)	47,758,592
61,200	OGE Energy Corp.(a)	2,977,992
		71,468,392
	Electrical Equipment — 1.4%
118,720	Eaton Corp. PLC(a)	50,588,967
30,533	GE Vernova, Inc.(a)	35,872,000
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Fund (continued)
Shares	Description	Value (†)
	Electrical Equipment — continued
31,715	Hubbell, Inc.(a)	$16,593,288
16,374	Nextpower, Inc., Class A(a)(b)	1,950,798
		105,005,053
	Electronic Equipment, Instruments & Components — 0.7%
23,931	Coherent Corp.(a)(b)	9,440,062
157,745	Corning, Inc.(a)	40,292,805
3,825	Fabrinet(a)(b)	2,149,956
7,677	TTM Technologies, Inc.(a)(b)	1,435,752
		53,318,575
	Entertainment — 1.3%
79,556	Live Nation Entertainment, Inc.(a)(b)	14,567,499
631,430	Netflix, Inc.(a)(b)	45,084,102
8,485	Spotify Technology SA(a)(b)	3,895,718
313,789	Walt Disney Co.(a)	30,202,191
		93,749,510
	Financial Services — 3.7%
272,580	Berkshire Hathaway, Inc., Class B(a)(b)	136,396,306
300,793	PayPal Holdings, Inc.(a)	12,988,242
18,241	Rocket Cos., Inc., Class A(a)(b)	287,296
356,233	Visa, Inc., Class A(a)	122,219,980
		271,891,824
	Food Products — 0.6%
61,781	Bunge Global SA(a)	6,593,886
575,934	Mondelez International, Inc., Class A(a)	33,312,023
		39,905,909
	Ground Transportation — 0.9%
88,899	Canadian Pacific Kansas City Ltd.(a)	7,703,098
836,812	CSX Corp.(a)	39,773,674
77,264	Old Dominion Freight Line, Inc.(a)	16,735,383
7,406	XPO, Inc.(a)(b)	1,520,378
		65,732,533
	Health Care Equipment & Supplies — 1.2%
366,884	Abbott Laboratories(a)	33,291,054
494,281	Boston Scientific Corp.(a)(b)	21,095,913
90,951	Intuitive Surgical, Inc.(a)(b)	36,169,394
		90,556,361
	Health Care Providers & Services — 2.0%
235,601	CVS Health Corp.(a)	24,372,923
79,403	Elevance Health, Inc.(a)	30,707,522
58,732	HCA Healthcare, Inc.(a)	22,899,020
16,707	Molina Healthcare, Inc.(a)(b)	3,820,891
154,741	UnitedHealth Group, Inc.(a)	64,315,002
		146,115,358
	Hotels, Restaurants & Leisure — 1.1%
9,627	CAVA Group, Inc.(a)(b)	755,527
140,501	Hilton Worldwide Holdings, Inc.(a)	46,429,960
125,901	McDonald's Corp.(a)	34,032,299
18,466	Restaurant Brands International, Inc.(a)	1,338,970
		82,556,756
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	14,260,446
103,093	Toll Brothers, Inc.(a)	16,984,572
		31,245,018
	Household Products — 0.3%
195,609	Kimberly-Clark Corp.(a)	21,472,000
Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.1%
13,962	Talen Energy Corp.(a)(b)	$5,365,038
	Industrial Conglomerates — 0.3%
97,722	Honeywell International, Inc.	21,880,068
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	23,235,408
45,739	Rexford Industrial Realty, Inc.(a)	1,532,256
		24,767,664
	Insurance — 1.8%
367,972	Aflac, Inc.(a)	43,144,717
25,640	American Financial Group, Inc.(a)	3,588,062
91,119	Aon PLC, Class A(a)	30,223,261
147,374	Arthur J Gallagher & Co.(a)	33,832,649
45,842	Fidelity National Financial, Inc.(a)	2,161,909
25	Markel Group, Inc.(a)(b)	48,825
219,438	Unum Group(a)	19,617,757
		132,617,180
	Interactive Media & Services — 8.1%
294,204	Alphabet, Inc., Class A(a)	105,139,684
944,728	Alphabet, Inc., Class C(a)	333,800,744
272,935	Meta Platforms, Inc., Class A(a)	153,741,556
		592,681,984
	IT Services — 0.5%
4,498	Cloudflare, Inc., Class A(a)(b)	1,103,269
7,501	MongoDB, Inc.(a)(b)	2,519,586
44,328	Okta, Inc.(a)(b)	6,048,556
39,628	Shopify, Inc., Class A(a)(b)	4,524,725
17,657	Snowflake, Inc.(a)(b)	4,493,706
13,681	Twilio, Inc., Class A(a)(b)	2,822,801
46,445	VeriSign, Inc.(a)	11,683,704
		33,196,347
	Life Sciences Tools & Services — 0.4%
40,904	Bruker Corp.(a)	2,461,603
53,068	ICON PLC(a)(b)	9,218,442
44,360	Illumina, Inc.(a)(b)	7,799,819
11,559	Medpace Holdings, Inc.(a)(b)	6,121,531
41,917	Qiagen NV(a)	1,638,955
17,160	Repligen Corp.(a)(b)	2,341,310
		29,581,660
	Machinery — 3.4%
81,581	Caterpillar, Inc.(a)	86,875,607
74,195	Cummins, Inc.(a)	52,916,616
66,901	Deere & Co.(a)	42,437,311
56,430	Parker-Hannifin Corp.(a)	55,195,312
121,067	Pentair PLC(a)	9,280,996
		246,705,842
	Metals & Mining — 0.4%
15,043	Alcoa Corp.(a)	784,342
16,418	MP Materials Corp.(a)(b)	919,572
98,999	Southern Copper Corp.(a)	17,251,566
47,801	Steel Dynamics, Inc.(a)	10,968,417
		29,923,897
	Multi-Utilities — 0.8%
260,977	Ameren Corp.(a)	29,500,840
45,017	Consolidated Edison, Inc.(a)	4,980,231
227,581	WEC Energy Group, Inc.(a)	26,574,633
		61,055,704
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Fund (continued)
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 3.0%
1,943	Cameco Corp.(a)	$197,914
45,031	Cheniere Energy, Inc.(a)	10,762,859
290,897	Chevron Corp.(a)	48,219,087
316,442	ConocoPhillips(a)	32,897,310
603,642	Exxon Mobil Corp.(a)	82,529,934
167,492	ONEOK, Inc.(a)	14,561,755
115,386	Targa Resources Corp.(a)	30,939,602
		220,108,461
	Passenger Airlines — 0.2%
524,970	American Airlines Group, Inc.(a)(b)	9,486,208
188,825	Joby Aviation, Inc.(a)(b)	1,684,319
		11,170,527
	Pharmaceuticals — 3.6%
107,372	Eli Lilly & Co.(a)	128,785,198
350,572	Johnson & Johnson(a)	89,034,771
370,142	Merck & Co., Inc.(a)	47,563,247
		265,383,216
	Professional Services — 0.7%
141,064	Automatic Data Processing, Inc.(a)	31,591,283
160,547	Paychex, Inc.(a)	15,786,587
38,880	TransUnion(a)	2,804,803
		50,182,673
	Real Estate Management & Development — 0.0%
1,444	Jones Lang LaSalle, Inc.(a)(b)	447,568
76,831	Zillow Group, Inc., Class C(a)(b)	2,421,713
		2,869,281
	Semiconductors & Semiconductor Equipment — 18.2%
200,608	Advanced Micro Devices, Inc.(a)(b)	116,535,193
36,639	Allegro MicroSystems, Inc.(a)(b)	2,550,807
104,001	Analog Devices, Inc.(a)	41,306,077
568,644	Broadcom, Inc.(a)	214,805,271
23,287	Enphase Energy, Inc.(a)(b)	1,146,652
9,571	Entegris, Inc.(a)	1,721,440
538,918	Intel Corp.(a)(b)	75,249,120
126,587	Lam Research Corp.(a)	54,853,945
54,232	Marvell Technology, Inc.(a)	16,155,171
131,929	Micron Technology, Inc.(a)	152,284,326
2,811,033	NVIDIA Corp.(a)	562,459,593
66,456	ON Semiconductor Corp.(a)(b)	6,282,750
62,762	Teradyne, Inc.(a)	30,366,766
183,356	Texas Instruments, Inc.(a)	54,652,923
		1,330,370,034
	Software — 7.1%
89,414	Adobe, Inc.(a)(b)	18,331,658
52,693	Atlassian Corp., Class A(a)(b)	4,098,988
40,768	Bentley Systems, Inc., Class B(a)	1,218,556
84,383	Cadence Design Systems, Inc.(a)(b)	31,670,628
75,378	Cipher Digital, Inc.(b)	1,846,761
16,904	Core Scientific, Inc.(a)(b)	432,573
40,017	Docusign, Inc.(a)(b)	1,777,555
37,393	Dynatrace, Inc.(a)(b)	1,641,927
11,426	Guidewire Software, Inc.(a)(b)	1,405,969
35,716	Intuit, Inc.(a)	9,321,876
34,473	IREN Ltd.(b)	1,576,450
11,199	Manhattan Associates, Inc.(a)(b)	1,559,461
927,013	Microsoft Corp.(a)	345,794,389
Shares	Description	Value (†)
	Software — continued
254,413	Oracle Corp.(a)	$37,284,225
256,568	Palantir Technologies, Inc., Class A(a)(b)	29,933,789
54,365	Procore Technologies, Inc.(a)(b)	2,208,306
53,042	Samsara, Inc., Class A(a)(b)	1,720,152
204,550	ServiceNow, Inc.(a)(b)	20,307,724
51,737	Workday, Inc., Class A(a)(b)	6,333,644
17,005	Zscaler, Inc.(a)(b)	2,400,256
		520,864,887
	Specialized REITs — 0.3%
79,768	Crown Castle, Inc.(a)	6,040,831
225,880	CubeSmart(a)	8,983,247
25,906	Extra Space Storage, Inc.(a)	3,764,142
		18,788,220
	Specialty Retail — 1.6%
20,171	Dick's Sporting Goods, Inc.(a)	4,574,985
195,258	Home Depot, Inc.(a)	68,863,591
165,081	Lowe's Cos., Inc.(a)	36,398,710
150,845	Valvoline, Inc.(a)(b)	5,964,411
		115,801,697
	Technology Hardware, Storage & Peripherals — 8.4%
1,721,330	Apple, Inc.(a)	498,084,049
52,360	Dell Technologies, Inc., Class C(a)	22,591,246
4,304	Everpure, Inc., Class A(a)(b)	339,112
18,236	Sandisk Corp.(a)(b)	41,463,740
22,473	Seagate Technology Holdings PLC(a)	21,686,445
45,693	Western Digital Corp.(a)	29,185,033
		613,349,625
	Tobacco — 0.2%
171,375	British American Tobacco PLC, ADR(a)	10,584,120
	Total Common Stocks (Identified Cost $1,266,629,107)	7,199,566,085
	Total Purchased Options — 0.4% (Identified Cost $68,973,791) (see details below)	31,024,620

Principal Amount
Short-Term Investments — 1.9%
$140,948,838	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $140,957,255 on 7/01/2026 collateralized by $123,796,300 U.S. Treasury Note, 3.375% due 11/30/2027 valued at $122,886,343; $20,866,300 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $20,881,576 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $140,948,838)	140,948,838
	Total Investments — 101.0% (Identified Cost $1,476,551,736)	7,371,539,543
	Other assets less liabilities — (1.0)%	(74,288,017)
	Net Assets — 100.0%	$7,297,251,526
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Fund (continued)
Purchased Options — 0.4%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.4%
S&P 500® Index, Put(b)	8/21/2026	6,500	1,359	$1,019,163,024	$13,185,697	$2,201,580
S&P 500® Index, Put(b)	8/21/2026	6,600	1,359	1,019,163,024	10,803,370	2,595,690
S&P 500® Index, Put(b)	8/21/2026	6,700	1,359	1,019,163,024	10,746,292	3,091,725
S&P 500® Index, Put(b)	8/21/2026	6,750	1,359	1,019,163,024	7,465,667	3,390,705
S&P 500® Index, Put(b)	9/18/2026	6,700	1,359	1,019,163,024	7,533,617	6,033,960
S&P 500® Index, Put(b)	9/18/2026	6,750	1,360	1,019,912,960	9,088,200	6,528,000
S&P 500® Index, Put(b)	9/18/2026	6,800	1,384	1,037,911,424	10,150,948	7,182,960
Total					$68,973,791	$31,024,620
Written Options — (1.2%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.2%)
S&P 500® Index, Call	7/17/2026	7,200	(1,060)	$(794,932,160)	$(20,342,990)	$(34,031,300)
S&P 500® Index, Call	7/17/2026	7,450	(1,059)	(794,182,224)	(11,402,782)	(12,088,485)
S&P 500® Index, Call	7/17/2026	7,600	(1,057)	(792,682,352)	(11,280,833)	(3,699,500)
S&P 500® Index, Call	7/31/2026	7,700	(1,056)	(791,932,416)	(11,458,339)	(4,012,800)
S&P 500® Index, Call	7/31/2026	7,800	(1,057)	(792,682,352)	(10,847,463)	(1,812,755)
S&P 500® Index, Call	8/21/2026	7,500	(1,057)	(792,682,352)	(15,160,445)	(18,249,105)
S&P 500® Index, Call	8/21/2026	7,750	(1,059)	(794,182,224)	(14,535,304)	(6,078,660)
S&P 500® Index, Call	8/21/2026	7,850	(1,077)	(807,681,072)	(11,790,457)	(3,500,250)
S&P 500® Index, Call	8/21/2026	7,900	(1,057)	(792,682,352)	(10,602,239)	(2,531,515)
Total					$(117,420,852)	$(86,004,370)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.8% of Net Assets
	Aerospace & Defense — 2.4%
229	AeroVironment, Inc.(a)(b)	$37,801
4,788	Boeing Co.(a)(b)	1,036,458
950	BWX Technologies, Inc.(a)	184,918
408	Curtiss-Wright Corp.(a)	309,166
7,404	General Electric Co.(a)	2,767,097
1,054	HEICO Corp.(a)	375,424
872	Huntington Ingalls Industries, Inc.(a)	244,064
1,804	Lockheed Martin Corp.(a)	919,066
10,585	RTX Corp.(a)	2,008,292
		7,882,286
	Air Freight & Logistics — 0.2%
3,618	Expeditors International of Washington, Inc.(a)	589,661
2,354	GXO Logistics, Inc.(a)(b)	119,348
		709,009
	Automobile Components — 0.0%
3,371	Gentex Corp.(a)	85,185
	Automobiles — 2.0%
265	Ferrari NV(a)	98,657
15,420	Tesla, Inc.(a)(b)	6,485,652
		6,584,309
	Banks — 3.5%
42,696	Bank of America Corp.(a)	2,432,818
4,456	East West Bancorp, Inc.(a)	575,225
18,818	Fifth Third Bancorp(a)	1,060,771
6,570	First Horizon Corp.(a)	168,455
36,321	Itau Unibanco Holding SA, ADR	296,743
15,997	JPMorgan Chase & Co.(a)	5,236,298
21,813	Wells Fargo & Co.(a)	1,802,626
		11,572,936
	Beverages — 1.0%
1,651	Celsius Holdings, Inc.(a)(b)	48,341
5,077	Coca-Cola Europacific Partners PLC(a)	508,056
3,836	Constellation Brands, Inc., Class A(a)	533,549
17,418	PepsiCo, Inc.(a)	2,358,397
		3,448,343
	Biotechnology — 1.3%
866	Alnylam Pharmaceuticals, Inc.(a)(b)	260,692
4,887	Amgen, Inc.(a)	1,769,680
5,985	BioMarin Pharmaceutical, Inc.(a)(b)	342,462
3,082	Ionis Pharmaceuticals, Inc.(a)(b)	244,372
3,534	Moderna, Inc.(a)(b)	247,486
6,997	Roivant Sciences Ltd.(a)(b)	247,624
475	United Therapeutics Corp.(a)(b)	257,369
2,152	Vertex Pharmaceuticals, Inc.(a)(b)	1,068,963
		4,438,648
	Broadline Retail — 3.8%
658	Alibaba Group Holding Ltd., ADR	63,155
52,758	Amazon.com, Inc.(a)(b)	12,574,342
54	MercadoLibre, Inc.(a)(b)	91,659
		12,729,156
	Building Products — 0.4%
817	Carlisle Cos., Inc.(a)	296,367
1,240	Fortune Brands Innovations, Inc.(a)	68,076
726	Lennox International, Inc.(a)	415,962
2,720	Owens Corning(a)	432,371
		1,212,776
Shares	Description	Value (†)
	Capital Markets — 3.0%
1,872	BlackRock, Inc.(a)	$1,800,040
7,800	Blackstone, Inc.(a)	917,826
9,971	Brookfield Asset Management Ltd., Class A(a)	447,199
11,209	Brookfield Corp.(a)	477,391
6,778	Carlyle Group, Inc.(a)	285,422
4,445	Jefferies Financial Group, Inc.(a)	222,161
10,541	KKR & Co., Inc.(a)	967,453
416	LPL Financial Holdings, Inc.(a)	117,179
11,418	Morgan Stanley(a)	2,386,819
943	MSCI, Inc.(a)	528,118
4,691	Raymond James Financial, Inc.(a)	713,173
3,515	Tradeweb Markets, Inc., Class A(a)	350,305
13,168	UBS Group AG(a)	652,606
		9,865,692
	Chemicals — 0.8%
4,201	Linde PLC(a)	2,180,067
2,920	Nutrien Ltd.(a)	183,814
3,228	RPM International, Inc.(a)	358,792
		2,722,673
	Commercial Services & Supplies — 0.5%
2,774	Waste Connections, Inc.(a)	462,398
5,160	Waste Management, Inc.(a)	1,150,061
		1,612,459
	Communications Equipment — 1.4%
6,666	Arista Networks, Inc.(a)(b)	1,132,420
1,211	Ciena Corp.(a)(b)	594,068
24,429	Cisco Systems, Inc.(a)	2,869,430
14,936	Telefonaktiebolaget LM Ericsson, ADR(a)	166,537
		4,762,455
	Construction & Engineering — 0.4%
1,546	AECOM(a)	107,911
628	Dycom Industries, Inc.(a)(b)	317,510
1,250	MasTec, Inc.(a)(b)	520,075
291	Sterling Infrastructure, Inc.(a)(b)	244,254
		1,189,750
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(a)	947,518
	Consumer Finance — 0.6%
5,374	Ally Financial, Inc.(a)	246,935
34,518	SoFi Technologies, Inc.(a)(b)	618,908
13,254	Synchrony Financial(a)	1,007,967
		1,873,810
	Consumer Staples Distribution & Retail — 1.9%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	139,203
3,041	Costco Wholesale Corp.(a)	2,844,764
2,109	Maplebear, Inc.(a)(b)	99,861
30,130	Walmart, Inc.(a)	3,412,524
		6,496,352
	Containers & Packaging — 0.2%
1,603	AptarGroup, Inc.(a)	200,695
3,396	Crown Holdings, Inc.(a)	379,741
		580,436
	Distributors — 0.1%
14,997	LKQ Corp.(a)	394,871
	Diversified Consumer Services — 0.0%
2,315	Service Corp. International(a)	175,847
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Diversified Telecommunication Services — 0.5%
74,497	AT&T, Inc.(a)	$1,542,088
	Electric Utilities — 1.5%
11,920	Alliant Energy Corp.(a)	909,377
15,332	American Electric Power Co., Inc.(a)	2,097,571
2,103	Constellation Energy Corp.(a)	522,322
8,776	OGE Energy Corp.(a)	427,040
31,455	PPL Corp.(a)	1,143,389
		5,099,699
	Electrical Equipment — 1.5%
1,012	Acuity, Inc.(a)	381,180
6,342	Emerson Electric Co.(a)	907,857
1,764	GE Vernova, Inc.(a)	2,072,453
1,572	Hubbell, Inc.(a)	822,471
1,104	Nextpower, Inc., Class A(a)(b)	131,531
2,958	nVent Electric PLC(a)	501,706
4,249	Sensata Technologies Holding PLC(a)	202,847
		5,020,045
	Electronic Equipment, Instruments & Components — 0.9%
669	Advanced Energy Industries, Inc.(a)	249,450
8,154	Amphenol Corp., Class A(a)	1,437,713
851	Arrow Electronics, Inc.(a)(b)	181,612
1,386	Coherent Corp.(a)(b)	546,735
2,667	Flex Ltd.(a)(b)	432,241
703	Littelfuse, Inc.	320,097
		3,167,848
	Energy Equipment & Services — 0.2%
14,965	NOV, Inc.(a)	277,601
6,731	TechnipFMC PLC(a)	446,265
		723,866
	Entertainment — 1.0%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	190,375
27,040	Netflix, Inc.(a)(b)	1,930,656
3,458	ROBLOX Corp., Class A(a)(b)	188,046
1,590	Roku, Inc.(a)(b)	219,643
472	Spotify Technology SA(a)(b)	216,709
1,198	TKO Group Holdings, Inc.(a)	241,170
16,209	Warner Bros. Discovery, Inc.(a)(b)	432,132
		3,418,731
	Financial Services — 3.9%
11,190	Berkshire Hathaway, Inc., Class B(a)(b)	5,599,364
9,331	Corebridge Financial, Inc.(a)	267,147
6,804	Mastercard, Inc., Class A(a)	3,494,534
10,793	Visa, Inc., Class A(a)	3,702,970
		13,064,015
	Food Products — 0.6%
34,285	General Mills, Inc.(a)	1,193,118
2,045	Ingredion, Inc.(a)	193,682
21,105	Kraft Heinz Co.(a)	498,500
2,313	Post Holdings, Inc.(a)(b)	204,145
		2,089,445
	Ground Transportation — 0.9%
2,226	Canadian National Railway Co.(a)	265,428
2,851	Canadian Pacific Kansas City Ltd.(a)	247,039
1,803	J.B. Hunt Transport Services, Inc.(a)	521,842
5,471	Knight-Swift Transportation Holdings, Inc.(a)	426,027
311	Saia, Inc.(a)(b)	130,981
Shares	Description	Value (†)
	Ground Transportation — continued
14,161	Uber Technologies, Inc.(a)(b)	$1,021,858
1,248	XPO, Inc.(a)(b)	256,202
		2,869,377
	Health Care Equipment & Supplies — 1.1%
17,652	Abbott Laboratories(a)	1,601,742
4,236	Alcon AG(a)	284,235
8,145	Edwards Lifesciences Corp.(a)(b)	736,797
4,684	Globus Medical, Inc., Class A(a)(b)	370,083
1,054	IDEXX Laboratories, Inc.(a)(b)	554,868
608	Penumbra, Inc.(a)(b)	191,976
267	Teleflex, Inc.(a)	33,845
		3,773,546
	Health Care Providers & Services — 1.3%
2,992	Cigna Group(a)	824,835
11,811	CVS Health Corp.(a)	1,221,848
2,449	Elevance Health, Inc.(a)	947,102
3,452	Encompass Health Corp.(a)	348,928
1,977	Labcorp Holdings, Inc.(a)	553,560
864	Molina Healthcare, Inc.(a)(b)	197,597
918	Tenet Healthcare Corp.(a)(b)	171,739
		4,265,609
	Health Care REITs — 0.2%
8,093	Ventas, Inc.(a)	718,658
	Health Care Technology — 0.2%
3,089	Veeva Systems, Inc., Class A(a)(b)	548,205
	Hotels, Restaurants & Leisure — 1.3%
6,575	Booking Holdings, Inc.(a)	1,171,928
2,467	DraftKings, Inc., Class A(a)(b)	62,316
4,186	Hilton Worldwide Holdings, Inc.(a)	1,383,306
7,362	MGM Resorts International(a)(b)	351,977
4,673	Restaurant Brands International, Inc.(a)	338,839
8,398	Starbucks Corp.(a)	858,192
1,777	Texas Roadhouse, Inc.(a)	343,370
		4,509,928
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(a)	905,860
3,406	Toll Brothers, Inc.(a)	561,139
		1,466,999
	Household Products — 0.9%
20,157	Colgate-Palmolive Co.(a)	1,847,994
10,216	Kimberly-Clark Corp.(a)	1,121,410
		2,969,404
	Independent Power & Renewable Electricity Producers — 0.2%
4,008	Vistra Corp.(a)	635,789
	Industrial REITs — 0.3%
9,636	First Industrial Realty Trust, Inc.(a)	590,783
9,616	Rexford Industrial Realty, Inc.(a)	322,136
		912,919
	Insurance — 1.6%
5,620	Arch Capital Group Ltd.(a)(b)	545,477
4,569	Cincinnati Financial Corp.(a)	845,905
12,601	Hartford Insurance Group, Inc.(a)	1,669,884
12,515	Manulife Financial Corp.(a)	506,983
226	Markel Group, Inc.(a)(b)	441,380
911	RenaissanceRe Holdings Ltd.(a)	288,696
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Insurance — continued
9,505	W.R. Berkley Corp.(a)	$670,388
1,872	Willis Towers Watson PLC(a)	489,285
		5,457,998
	Interactive Media & Services — 7.8%
24,416	Alphabet, Inc., Class A(a)	8,725,546
30,213	Alphabet, Inc., Class C(a)	10,675,159
11,783	Meta Platforms, Inc., Class A(a)	6,637,246
		26,037,951
	IT Services — 0.4%
1,866	Amdocs Ltd.(a)	94,308
1,277	Cloudflare, Inc., Class A(a)(b)	313,222
402	MongoDB, Inc.(a)(b)	135,032
1,316	Okta, Inc.(a)(b)	179,568
1,283	Shopify, Inc., Class A(a)(b)	146,493
842	Snowflake, Inc.(a)(b)	214,289
1,179	Twilio, Inc., Class A(a)(b)	243,263
		1,326,175
	Leisure Products — 0.0%
590	Brunswick Corp.(a)	49,702
	Life Sciences Tools & Services — 0.8%
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	108,929
176	ICON PLC(a)(b)	30,573
1,145	Illumina, Inc.(a)(b)	201,325
3,494	Thermo Fisher Scientific, Inc.(a)	1,751,752
1,262	Waters Corp.(a)(b)	473,301
		2,565,880
	Machinery — 2.0%
1,549	AGCO Corp.(a)	185,415
3,132	Caterpillar, Inc.(a)	3,335,267
17,215	CNH Industrial NV(a)	193,324
1,469	Cummins, Inc.(a)	1,047,706
1,759	Deere & Co.(a)	1,115,787
4,876	Graco, Inc.(a)	368,674
7,514	Otis Worldwide Corp.(a)	538,002
		6,784,175
	Media — 0.1%
1,501	Liberty Broadband Corp., Class C(a)(b)	49,923
5,490	Omnicom Group, Inc.(a)	399,837
		449,760
	Metals & Mining — 0.5%
1,972	Agnico Eagle Mines Ltd.(a)	305,916
2,396	Alcoa Corp.(a)	124,927
5,383	Barrick Mining Corp.(a)	197,718
3,848	Rio Tinto PLC, ADR	365,291
1,990	Southern Copper Corp.(a)	346,777
15,961	Vale SA, ADR(a)	240,054
		1,580,683
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
22,182	AGNC Investment Corp.(a)	241,784
14,321	Annaly Capital Management, Inc.(a)	320,217
		562,001
	Multi-Utilities — 0.8%
15,123	Ameren Corp.(a)	1,709,504
11,728	CMS Energy Corp.(a)	897,192
		2,606,696
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 2.7%
3,257	Antero Resources Corp.(a)(b)	$114,451
13,496	Canadian Natural Resources Ltd.(a)	533,092
15,568	Cenovus Energy, Inc.(a)	386,242
1,244	Cheniere Energy, Inc.(a)	297,328
13,808	ConocoPhillips(a)	1,435,480
1,440	DT Midstream, Inc.(a)	211,306
6,224	Enbridge, Inc.(a)	337,403
30,568	Exxon Mobil Corp.(a)	4,179,257
2,927	HF Sinclair Corp.(a)	203,866
2,051	Ovintiv, Inc.(a)	107,985
6,939	Suncor Energy, Inc.(a)	372,485
2,656	Targa Resources Corp.(a)	712,180
4,411	TC Energy Corp.(a)	292,405
		9,183,480
	Passenger Airlines — 0.3%
1,748	American Airlines Group, Inc.(a)(b)	31,586
8,680	Delta Air Lines, Inc.(a)	812,969
		844,555
	Personal Care Products — 0.2%
30,271	Kenvue, Inc.(a)	578,479
	Pharmaceuticals — 3.7%
1,036	AstraZeneca PLC(a)	196,446
4,268	Eli Lilly & Co.(a)	5,119,167
408	Jazz Pharmaceuticals PLC(a)(b)	98,316
16,534	Johnson & Johnson(a)	4,199,140
16,916	Merck & Co., Inc.(a)	2,173,706
2,362	Novartis AG, ADR(a)	370,173
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	230,452
		12,387,400
	Professional Services — 0.3%
1,430	Booz Allen Hamilton Holding Corp.(a)	86,758
2,016	Leidos Holdings, Inc.(a)	207,588
1,650	SS&C Technologies Holdings, Inc.(a)	102,383
1,196	TransUnion(a)	86,279
2,399	Verisk Analytics, Inc.(a)	430,692
		913,700
	Real Estate Management & Development — 0.1%
591	Jones Lang LaSalle, Inc.(a)(b)	183,180
	Residential REITs — 0.3%
25,232	Invitation Homes, Inc.(a)	762,259
1,357	Sun Communities, Inc.(a)	162,718
		924,977
	Retail REITs — 0.4%
567	NNN REIT, Inc.(a)	26,383
23,216	Realty Income Corp.(a)	1,438,463
		1,464,846
	Semiconductors & Semiconductor Equipment — 19.0%
8,728	Advanced Micro Devices, Inc.(a)(b)	5,070,183
2,102	Amkor Technology, Inc.(a)	181,256
4,821	Applied Materials, Inc.(a)	3,485,583
96	ASML Holding NV(a)	190,986
24,824	Broadcom, Inc.(a)	9,377,266
1,353	Entegris, Inc.(a)	243,351
25,015	Intel Corp.(a)(b)	3,492,844
8,530	KLA Corp.(a)	2,573,586
7,192	Lam Research Corp.(a)	3,116,509
871	Marvell Technology, Inc.(a)	259,462
5,921	Micron Technology, Inc.(a)	6,834,551
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
125,351	NVIDIA Corp.(a)	$25,081,482
6,484	QUALCOMM, Inc.(a)	1,198,178
952	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	454,647
6,013	Texas Instruments, Inc.(a)	1,792,295
		63,352,179
	Software — 7.5%
4,519	Adobe, Inc.(a)(b)	926,485
1,722	Atlassian Corp., Class A(a)(b)	133,954
3,171	Check Point Software Technologies Ltd.(a)(b)	416,765
1,743	CrowdStrike Holdings, Inc., Class A(a)(b)	1,330,153
6,225	Docusign, Inc.(a)(b)	276,515
16,073	Dynatrace, Inc.(a)(b)	705,765
5,170	Fortinet, Inc.(a)(b)	794,215
1,714	Guidewire Software, Inc.(a)(b)	210,908
2,438	Manhattan Associates, Inc.(a)(b)	339,492
38,537	Microsoft Corp.(a)	14,375,072
2,222	Nutanix, Inc., Class A(a)(b)	113,233
9,602	Oracle Corp.(a)	1,407,173
13,601	Palantir Technologies, Inc., Class A(a)(b)	1,586,829
8,941	Salesforce, Inc.(a)	1,400,697
4,661	Samsara, Inc., Class A(a)(b)	151,156
2,291	SAP SE, ADR(a)	353,066
1,771	Zoom Communications, Inc.(a)(b)	152,855
1,803	Zscaler, Inc.(a)(b)	254,493
		24,928,826
	Specialized REITs — 0.5%
4,107	CubeSmart(a)	163,335
6,681	Gaming & Leisure Properties, Inc.(a)	297,505
1,357	SBA Communications Corp.(a)	239,456
37,370	VICI Properties, Inc.(a)	992,174
		1,692,470
	Specialty Retail — 1.1%
626	Burlington Stores, Inc.(a)(b)	198,317
933	Dick's Sporting Goods, Inc.(a)	211,614
2,181	Gap, Inc.(a)	40,741
8,629	Home Depot, Inc.(a)	3,043,275
1,409	Williams-Sonoma, Inc.(a)	328,438
		3,822,385
	Technology Hardware, Storage & Peripherals — 8.0%
76,816	Apple, Inc.(a)	22,227,478
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
2,220	Dell Technologies, Inc., Class C(a)	$957,841
3,802	Everpure, Inc., Class A(a)(b)	299,560
799	Sandisk Corp.(a)(b)	1,816,710
1,991	Western Digital Corp.(a)	1,271,691
		26,573,280
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR	677,816
	Trading Companies & Distributors — 0.1%
318	Ferguson Enterprises, Inc.(a)	75,471
668	Watsco, Inc.(a)	278,376
		353,847
	Water Utilities — 0.0%
3,241	Essential Utilities, Inc.(a)	124,163
	Wireless Telecommunication Services — 0.5%
11,773	America Movil SAB de CV, ADR(a)	305,980
5,957	T-Mobile U.S., Inc.(a)	999,168
22,530	Vodafone Group PLC, ADR(a)	297,959
		1,603,107
	Total Common Stocks (Identified Cost $152,151,207)	333,110,393

Principal Amount
Short-Term Investments — 1.7%
$5,519,931	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $5,520,260 on 7/01/2026 collateralized by $5,626,300 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $5,630,505 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,519,931)	5,519,931
	Total Investments — 101.5% (Identified Cost $157,671,138)	338,630,324
	Other assets less liabilities — (1.5)%	(4,860,234)
	Net Assets — 100.0%	$333,770,090
Written Options — (1.2%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.2%)
S&P 500® Index, Call	7/17/2026	7,200	(50)	$(37,496,800)	$(966,782)	$(1,605,250)
S&P 500® Index, Call	7/17/2026	7,450	(48)	(35,996,928)	(517,021)	(547,920)
S&P 500® Index, Call	7/17/2026	7,600	(48)	(35,996,928)	(506,656)	(168,000)
S&P 500® Index, Call	7/31/2026	7,650	(48)	(35,996,928)	(810,814)	(261,840)
S&P 500® Index, Call	7/31/2026	7,700	(48)	(35,996,928)	(514,782)	(182,400)
S&P 500® Index, Call	7/31/2026	7,800	(48)	(35,996,928)	(486,114)	(82,320)
S&P 500® Index, Call	8/21/2026	7,500	(47)	(35,246,992)	(674,116)	(811,455)
S&P 500® Index, Call	8/21/2026	7,750	(49)	(36,746,864)	(665,133)	(281,260)
S&P 500® Index, Call	8/21/2026	7,850	(49)	(36,746,864)	(529,569)	(159,250)
Total					$(5,670,987)	$(4,099,695)

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Gateway Equity Call Premium Fund (continued)
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Mirova Global Megatrends Fund

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Belgium — 1.5%
70,827	KBC Group NV	$9,673,669
	Canada — 4.2%
138,478	Canadian Pacific Kansas City Ltd.	11,999,119
134,660	Shopify, Inc., Class A(a)	15,375,479
		27,374,598
	Denmark — 0.8%
189,906	Vestas Wind Systems AS	5,376,880
	France — 4.1%
47,192	Air Liquide SA	9,345,287
248,079	Credit Agricole SA	4,989,631
67,363	EssilorLuxottica SA	12,648,854
		26,983,772
	Germany — 3.3%
55,315	SAP SE	8,526,705
133,609	Symrise AG	13,402,293
		21,928,998
	Japan — 3.0%
416,682	Hitachi Ltd.	11,532,130
395,866	Sekisui House Ltd.	8,229,905
		19,762,035
	Netherlands — 4.6%
11,289	Adyen NV(a)	10,590,406
10,070	ASML Holding NV	19,940,366
		30,530,772
	Portugal — 1.0%
1,209,692	EDP SA	6,319,331
	Spain — 3.2%
855,665	Iberdrola SA	21,297,138
	Taiwan — 4.7%
65,439	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,251,703
	United Kingdom — 3.0%
56,431	AstraZeneca PLC	10,535,905
141,996	RELX PLC	4,487,756
80,066	Unilever PLC	4,822,400
		19,846,061
	United States — 63.7%
17,942	Accenture PLC, Class A	2,232,702
31,986	Advanced Drainage Systems, Inc.	5,020,523
12,818	Advanced Micro Devices, Inc.(a)	7,446,104
78,309	AGCO Corp.	9,373,587
37,200	American Water Works Co., Inc.	4,894,776
135,215	Ball Corp.	8,437,416
162,353	Boston Scientific Corp.(a)	6,929,226
47,680	Broadcom, Inc.	18,011,120
50,647	Danaher Corp.	9,647,241
150,312	eBay, Inc.	16,797,366
55,882	Ecolab, Inc.	15,569,284
132,206	Edwards Lifesciences Corp.(a)	11,959,355
17,810	Eli Lilly & Co.	21,361,848
33,072	First Solar, Inc.(a)	7,803,669
28,789	Hubbell, Inc.	15,062,405
26,178	Intuitive Surgical, Inc.(a)	10,410,467
46,552	Lowe's Cos., Inc.	10,264,251
47,696	Mastercard, Inc., Class A	24,496,666
Shares	Description	Value (†)
	United States — continued
61,837	Microsoft Corp.	$23,066,438
183,604	NextEra Energy, Inc.	16,114,923
225,593	NVIDIA Corp.	45,138,903
21,975	Oracle Corp.	3,220,436
66,462	Palo Alto Networks, Inc.(a)	22,664,871
29,596	Salesforce, Inc.	4,636,509
125,892	Smurfit Westrock PLC	5,823,764
30,993	Thermo Fisher Scientific, Inc.	15,538,651
97,569	TJX Cos., Inc.	14,781,704
84,211	Veralto Corp.	7,467,831
51,100	Vertiv Holdings Co., Class A	17,109,302
15,364	Visa, Inc., Class A	5,271,235
67,092	Waste Management, Inc.	14,953,465
20,602	Watts Water Technologies, Inc., Class A	8,064,653
86,726	Xylem, Inc.	10,251,880
		419,822,571
	Total Common Stocks (Identified Cost $453,770,858)	640,167,528

Principal Amount
Short-Term Investments — 1.7%
$10,916,861	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $10,917,513 on 7/01/2026 collateralized by $11,127,100 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $11,135,286 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,916,861)	10,916,861
	Total Investments — 98.8% (Identified Cost $464,687,719)	651,084,389
	Other assets less liabilities — 1.2%	8,048,966
	Net Assets — 100.0%	$659,133,355

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at June 30, 2026 (Unaudited)
United States Dollar	74.3%
Euro	18.4
Japanese Yen	3.0
British Pound	2.3
Danish Krone	0.8
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund
ASSETS
Investments at cost	$1,476,551,736	$157,671,138	$464,687,719
Net unrealized appreciation	5,894,987,807	180,959,186	186,396,670
Investments at value	7,371,539,543	338,630,324	651,084,389
Cash	15,163,730	681,701	—
Foreign currency at value (identified cost $0, $0 and $9,011,626, respectively)	—	—	8,838,586
Receivable for Fund shares sold	3,184,909	69,602	252,896
Dividends and interest receivable	1,826,095	168,357	177,123
Tax reclaims receivable	—	3,990	599,896
Prepaid expenses	548	548	548
TOTAL ASSETS	7,391,714,825	339,554,522	660,953,438
LIABILITIES
Options written, at value (premiums received $117,420,852, $5,670,987 and $0, respectively) (Note 2)	86,004,370	4,099,695	—
Payable for Fund shares redeemed	2,906,760	1,370,827	1,188,362
Management fees payable (Note 6)	3,357,994	137,139	400,111
Deferred Trustees’ fees (Note 6)	1,469,865	78,043	86,346
Administrative fees payable (Note 6)	253,128	11,512	22,716
Payable to distributor (Note 6d)	54,024	2,577	7,291
Audit and tax services fees payable	32,351	31,711	26,763
Other accounts payable and accrued expenses	384,807	52,928	88,494
TOTAL LIABILITIES	94,463,299	5,784,432	1,820,083
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,297,251,526	$333,770,090	$659,133,355
NET ASSETS CONSIST OF:
Paid-in capital	$2,142,244,098	$183,818,945	$423,193,549
Accumulated earnings	5,155,007,428	149,951,145	235,939,806
NET ASSETS	$7,297,251,526	$333,770,090	$659,133,355
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$661,256,174	$3,409,845	$36,023,281
Shares of beneficial interest	12,428,232	144,125	1,650,936
Net asset value and redemption price per share	$53.21	$23.66	$21.82
Offering price per share (100/94.25 of net asset value) (Note 1)	$56.46	$25.10	$23.15
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$36,409,666	$581,965	$5,488,047
Shares of beneficial interest	698,928	25,071	271,283
Net asset value and offering price per share	$52.09	$23.21	$20.23
Class N shares:
Net assets	$551,535,758	$221,449	$71,599,830
Shares of beneficial interest	10,376,336	9,377	3,242,807
Net asset value, offering and redemption price per share	$53.15	$23.62	$22.08
Class Y shares:
Net assets	$6,048,049,928	$329,556,831	$546,022,197
Shares of beneficial interest	113,803,765	13,944,263	24,734,323
Net asset value, offering and redemption price per share	$53.14	$23.63	$22.08

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
11 |

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund
INVESTMENT INCOME
Dividends	$38,350,165	$1,833,326	$4,858,832
Non-cash dividends (Note 2b)	—	—	457,516
Interest	1,291,674	77,855	109,875
Less net foreign taxes withheld	(18,115)	(17,465)	(163,711)
	39,623,724	1,893,716	5,262,512
Expenses
Management fees (Note 6)	20,815,374	896,762	2,880,653
Service and distribution fees (Note 6)	958,031	7,382	73,683
Administrative fees (Note 6)	1,508,141	65,512	152,519
Trustees' fees and expenses (Note 6)	174,909	20,645	26,934
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,513,025	117,846	354,083
Audit and tax services fees	29,801	29,140	24,405
Custodian fees and expenses	80,662	6,990	18,947
Legal fees	143,260	6,475	15,015
Registration fees	78,047	38,991	70,287
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	150,716	16,747	41,664
Miscellaneous expenses	106,405	20,778	39,448
Total expenses	26,564,871	1,233,768	3,704,138
Less waiver and/or expense reimbursement (Note 6)	(749,570)	(171,560)	(199,709)
Less expense offset (Note 8)	(104,541)	(3,501)	(3,673)
Net expenses	25,710,760	1,058,707	3,500,756
Net investment income	13,912,964	835,009	1,761,756
Net realized and unrealized gain (loss) on Investments, Options written and Foreign currency transactions
Net realized gain (loss) on:
Investments	318,274,075	6,106,283	51,239,883
Options written	(229,434,747)	(12,457,543)	—
Foreign currency transactions (Note 2c)	253	(321)	134,220
Net change in unrealized appreciation (depreciation) on:
Investments	202,279,864	23,999,334	(50,669,949)
Options written	2,160,340	796,044	—
Foreign currency translations (Note 2c)	11	(2)	(256,235)
Net realized and unrealized gain on Investments, Options written and Foreign currency transactions	293,279,796	18,443,795	447,919
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$307,192,760	$19,278,804	$2,209,675
See accompanying notes to financial statements.
| 12

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$13,912,964	$34,928,864	$835,009	$1,560,959
Net realized gain (loss) on investments, written options and foreign currency transactions	88,839,581	56,416,756	(6,351,581)	(5,502,527)
Net change in unrealized appreciation on investments, written options and foreign currency translations	204,440,215	611,158,901	24,795,376	38,509,337
Net increase in net assets resulting from operations	307,192,760	702,504,521	19,278,804	34,567,769
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(626,695)	(1,998,183)	(4,696)	(12,610)
Class C	(3,589)	(2,867)	—	—
Class N	(1,336,587)	(2,747,556)	(606)	(1,934)
Class Y	(12,740,147)	(30,585,317)	(805,815)	(1,669,586)
Total distributions	(14,707,018)	(35,333,923)	(811,117)	(1,684,130)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(138,728,276)	(326,191,782)	14,001,214	20,489,205
Net increase in net assets	153,757,466	340,978,816	32,468,901	53,372,844
NET ASSETS
Beginning of the period	7,143,494,060	6,802,515,244	301,301,189	247,928,345
End of the period	$7,297,251,526	$7,143,494,060	$333,770,090	$301,301,189
See accompanying notes to financial statements.
13 |

Statements of Changes in Net Assets (continued)

	Mirova Global Megatrends Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$1,761,756	$3,029,856
Net realized gain on investments and foreign currency transactions	51,374,103	38,238,914
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(50,926,184)	87,990,710
Net increase in net assets resulting from operations	2,209,675	129,259,480
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(512,104)	(1,537,476)
Class C	(91,626)	(355,120)
Class N	(1,061,385)	(8,261,798)
Class Y	(8,059,108)	(29,367,539)
Total distributions	(9,724,223)	(39,521,933)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(180,748,807)	(216,442,570)
Net decrease in net assets	(188,263,355)	(126,705,023)
NET ASSETS
Beginning of the period	847,396,710	974,101,733
End of the period	$659,133,355	$847,396,710
See accompanying notes to financial statements.
| 14

Financial Highlights
For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$51.09	$46.31	$40.42	$35.57	$40.70	$36.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.14	0.19	0.27	0.22	0.18
Net realized and unrealized gain (loss)	2.12	4.78	5.89	4.85	(5.13)	3.93
Total from Investment Operations	2.17	4.92	6.08	5.12	(4.91)	4.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.14)	(0.19)	(0.27)	(0.22)	(0.17)
Net asset value, end of the period	$53.21	$51.09	$46.31	$40.42	$35.57	$40.70
Total return(b)(c)	4.31%(d)	10.59%	15.08%	14.43%	(12.06)%	11.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$661,256	$683,058	$688,801	$778,973	$869,122	$1,073,713
Net expenses(e)	0.93%(f)(g)	0.94%(h)	0.94%(h)	0.94%(h)	0.93%(i)	0.94%(i)
Gross expenses	0.96%(f)(g)	0.97%(h)	0.98%(h)	0.98%(h)	0.96%(i)	0.98%(i)
Net investment income	0.19%(g)	0.30%	0.44%	0.71%	0.60%	0.46%
Portfolio turnover rate	5%	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of less than 0.01%.
(i)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$50.17	$45.70	$40.02	$35.26	$40.41	$36.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)	(0.22)	(0.14)	(0.02)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	2.07	4.69	5.83	4.80	(5.09)	3.92
Total from Investment Operations	1.92	4.47	5.69	4.78	(5.15)	3.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.00)(b)	(0.01)	(0.02)	—	—
Net asset value, end of the period	$52.09	$50.17	$45.70	$40.02	$35.26	$40.41
Total return(c)(d)	3.90%(e)	9.72%	14.22%	13.56%	(12.74)%	10.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$36,410	$40,593	$50,388	$61,730	$77,355	$114,019
Net expenses(f)	1.70%(g)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.72%(g)	1.73%	1.73%	1.73%	1.71%	1.73%
Net investment loss	(0.59)%(g)	(0.46)%	(0.32)%	(0.06)%	(0.17)%	(0.30)%
Portfolio turnover rate	5%	17%	12%	18%	16%	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$51.04	$46.27	$40.39	$35.55	$40.68	$36.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.28	0.32	0.39	0.33	0.29
Net realized and unrealized gain (loss)	2.11	4.77	5.88	4.83	(5.13)	3.94
Total from Investment Operations	2.23	5.05	6.20	5.22	(4.80)	4.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.28)	(0.32)	(0.38)	(0.33)	(0.29)
Net asset value, end of the period	$53.15	$51.04	$46.27	$40.39	$35.55	$40.68
Total return	4.45%(b)(c)	10.89%	15.40%(b)	14.75%(b)	(11.80)%	11.57%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$551,536	$484,162	$416,799	$540,446	$378,377	$504,299
Net expenses	0.65%(d)(e)	0.65%	0.65%(d)	0.65%(d)	0.65%	0.65%(d)
Gross expenses	0.65%(e)	0.65%	0.66%	0.66%	0.65%	0.67%
Net investment income	0.46%(e)	0.59%	0.74%	1.00%	0.88%	0.74%
Portfolio turnover rate	5%	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$51.03	$46.27	$40.38	$35.54	$40.67	$36.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.26	0.29	0.36	0.31	0.27
Net realized and unrealized gain (loss)	2.11	4.76	5.90	4.84	(5.13)	3.94
Total from Investment Operations	2.22	5.02	6.19	5.20	(4.82)	4.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.26)	(0.30)	(0.36)	(0.31)	(0.27)
Net asset value, end of the period	$53.14	$51.03	$46.27	$40.38	$35.54	$40.67
Total return(b)	4.40%(c)	10.84%	15.37%	14.70%	(11.85)%	11.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$6,048,050	$5,935,682	$5,646,527	$5,071,145	$5,013,186	$6,492,511
Net expenses(d)	0.70%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.72%(e)	0.73%	0.73%	0.73%	0.71%	0.73%
Net investment income	0.41%(e)	0.54%	0.67%	0.94%	0.83%	0.70%
Portfolio turnover rate	5%	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.33	$19.86	$17.01	$14.60	$16.66	$14.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.07	0.10	0.12	0.10	0.07
Net realized and unrealized gain (loss)	1.33	2.48	2.85	2.41	(2.06)	2.62
Total from Investment Operations	1.36	2.55	2.95	2.53	(1.96)	2.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.08)	(0.10)	(0.12)	(0.10)	(0.06)
Net asset value, end of the period	$23.66	$22.33	$19.86	$17.01	$14.60	$16.66
Total return(b)(c)	6.06%(d)	12.91%	17.38%	17.35%	(11.77)%	19.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,410	$3,443	$3,090	$2,073	$1,617	$2,613
Net expenses(e)	0.93%(f)	0.93%	0.93%	0.93%	0.93%	1.03%(g)(h)
Gross expenses	1.04%(f)	1.05%	1.07%	1.09%	1.16%	1.20%
Net investment income	0.29%(f)	0.34%	0.52%	0.78%	0.66%	0.43%
Portfolio turnover rate	15%	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$21.96	$19.60	$16.83	$14.46	$16.52	$13.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.08)	(0.04)	0.00 (b)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	1.30	2.44	2.81	2.38	(2.04)	2.61
Total from Investment Operations	1.25	2.36	2.77	2.38	(2.05)	2.56
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.00)(b)	(0.01)	(0.01)	(0.00)(b)
Net asset value, end of the period	$23.21	$21.96	$19.60	$16.83	$14.46	$16.52
Total return(c)(d)	5.64%(e)	12.09%	16.47%	16.44%	(12.36)%	18.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$582	$821	$1,053	$1,130	$944	$814
Net expenses(f)	1.68%(g)	1.68%	1.68%	1.68%	1.68%	1.79%(h)(i)
Gross expenses	1.79%(g)	1.80%	1.82%	1.84%	1.91%	1.96%
Net investment income (loss)	(0.47)%(g)	(0.40)%	(0.23)%	0.03%	(0.06)%	(0.33)%
Portfolio turnover rate	15%	18%	19%	32%	11%	5%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(i)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.29	$19.82	$16.98	$14.57	$16.63	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.13	0.15	0.17	0.14	0.11
Net realized and unrealized gain (loss)	1.32	2.48	2.85	2.40	(2.05)	2.61
Total from Investment Operations	1.39	2.61	3.00	2.57	(1.91)	2.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.14)	(0.16)	(0.16)	(0.15)	(0.10)
Net asset value, end of the period	$23.62	$22.29	$19.82	$16.98	$14.57	$16.63
Total return(b)	6.22%(c)	13.27%	17.69%	17.74%	(11.51)%	19.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$221	$208	$309	$255	$219	$437
Net expenses(d)	0.63%(e)	0.63%	0.63%	0.63%	0.63%	0.77%(f)
Gross expenses	1.46%(e)	1.07%	1.05%	1.28%	1.23%	1.08%
Net investment income	0.59%(e)	0.63%	0.82%	1.08%	0.95%	0.70%
Portfolio turnover rate	15%	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.31	$19.84	$16.99	$14.59	$16.65	$14.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.12	0.14	0.17	0.14	0.10
Net realized and unrealized gain (loss)	1.32	2.48	2.86	2.39	(2.06)	2.63
Total from Investment Operations	1.38	2.60	3.00	2.56	(1.92)	2.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.13)	(0.15)	(0.16)	(0.14)	(0.10)
Net asset value, end of the period	$23.63	$22.31	$19.84	$16.99	$14.59	$16.65
Total return(b)	6.15%(c)	13.20%	17.68%	17.59%	(11.48)%	19.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$329,557	$296,829	$243,477	$267,033	$136,629	$102,004
Net expenses(d)	0.68%(e)	0.68%	0.68%	0.68%	0.68%	0.78%(f)(g)
Gross expenses	0.79%(e)	0.80%	0.82%	0.84%	0.91%	0.95%
Net investment income	0.54%(e)	0.59%	0.76%	1.04%	0.95%	0.67%
Portfolio turnover rate	15%	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$21.88	$19.89	$17.94	$15.22	$20.53	$19.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.02	0.01	0.06	0.08	(0.01)
Net realized and unrealized gain (loss)	0.22	2.90	2.30	2.73	(4.62)	3.45
Total from Investment Operations	0.25	2.92	2.31	2.79	(4.54)	3.44
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.03)	(0.07)	(0.07)	(0.00)(b)
Net realized capital gains	(0.31)	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.31)	(0.93)	(0.36)	(0.07)	(0.77)	(2.48)
Net asset value, end of the period	$21.82	$21.88	$19.89	$17.94	$15.22	$20.53
Total return(c)(d)	1.28%(e)	15.00%	12.83%	18.32%	(22.56)%	17.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$36,023	$36,419	$35,416	$30,525	$29,013	$43,117
Net expenses(f)	1.21%(g)(h)	1.20%	1.20%	1.20%	1.20%(i)	1.21%(j)
Gross expenses	1.28%(h)	1.26%	1.24%	1.24%	1.26%(i)	1.24%(j)
Net investment income (loss)	0.29%(h)	0.09%	0.05%	0.37%	0.51%	(0.03)%
Portfolio turnover rate	12%	21%	18%	23%	23%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 6 of Notes to Financial Statements.

(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.38	$18.70	$16.99	$14.48	$19.62	$18.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.12)	(0.13)	(0.06)	(0.04)	(0.16)
Net realized and unrealized gain (loss)	0.21	2.70	2.18	2.58	(4.40)	3.31
Total from Investment Operations	0.16	2.58	2.05	2.52	(4.44)	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	(0.01)	—	(0.00)(b)
Net realized capital gains	(0.31)	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.31)	(0.90)	(0.34)	(0.01)	(0.70)	(2.48)
Net asset value, end of the period	$20.23	$20.38	$18.70	$16.99	$14.48	$19.62
Total return(c)(d)	0.88%(e)	14.17%	11.99%	17.41%	(23.11)%	16.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,488	$6,807	$9,305	$10,786	$11,441	$17,248
Net expenses(f)	1.96%(g)(h)	1.95%	1.95%	1.95%	1.95%(i)	1.96%(j)
Gross expenses	2.02%(h)	2.01%	1.99%	1.99%	2.01%(i)	1.99%(j)
Net investment loss	(0.48)%(h)	(0.64)%	(0.70)%	(0.38)%	(0.23)%	(0.79)%
Portfolio turnover rate	12%	21%	18%	23%	23%	40%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 6 of Notes to Financial Statements.

(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.10	$20.08	$18.11	$15.36	$20.72	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.09	0.07	0.11	0.13	0.05
Net realized and unrealized gain (loss)	0.24	2.93	2.32	2.76	(4.67)	3.49
Total from Investment Operations	0.29	3.02	2.39	2.87	(4.54)	3.54
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)	(0.09)	(0.12)	(0.12)	(0.05)
Net realized capital gains	(0.31)	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.31)	(1.00)	(0.42)	(0.12)	(0.82)	(2.53)
Net asset value, end of the period	$22.08	$22.10	$20.08	$18.11	$15.36	$20.72
Total return	1.40%(b)(c)	15.38%(b)	13.15%	18.70%	(22.32)%	18.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$71,600	$139,265	$285,343	$239,009	$189,957	$219,679
Net expenses	0.90%(d)(e)(f)	0.89%(d)	0.89%	0.89%	0.90%(g)	0.91%(h)(i)
Gross expenses	0.91%(f)	0.90%	0.89%	0.89%	0.90%(g)	0.91%(h)(i)
Net investment income	0.50%(f)	0.44%	0.36%	0.64%	0.81%	0.24%
Portfolio turnover rate	12%	21%	18%	23%	23%	40%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 6 of Notes to Financial Statements.

(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(i)	Includes fee/expense recovery of 0.01%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.10	$20.08	$18.11	$15.36	$20.71	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.07	0.07	0.11	0.12	0.05
Net realized and unrealized gain (loss)	0.24	2.93	2.31	2.75	(4.66)	3.46
Total from Investment Operations	0.29	3.00	2.38	2.86	(4.54)	3.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.08)	(0.11)	(0.11)	(0.03)
Net realized capital gains	(0.31)	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.31)	(0.98)	(0.41)	(0.11)	(0.81)	(2.51)
Net asset value, end of the period	$22.08	$22.10	$20.08	$18.11	$15.36	$20.71
Total return(b)	1.40%(c)	15.32%	13.06%	18.63%	(22.33)%	18.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$546,022	$664,906	$644,038	$753,396	$637,021	$840,638
Net expenses(d)	0.96%(e)(f)	0.95%	0.95%	0.95%	0.95%(g)	0.96%(h)
Gross expenses	1.02%(f)	1.01%	0.99%	0.99%	1.01%(g)	0.99%(h)
Net investment income	0.51%(f)	0.33%	0.32%	0.63%	0.76%	0.22%
Portfolio turnover rate	12%	21%	18%	23%	23%	40%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 6 of Notes to Financial Statements.

(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
See accompanying notes to financial statements.
| 26

Notes to Financial Statements
June 30, 2026 (Unaudited)
1.Organization. Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Gateway Trust:
Gateway Fund
Gateway Equity Call Premium Fund
Natixis Funds Trust I:
Mirova Global Megatrends Fund (“Global Megatrends Fund”)

Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II, Loomis Sayles Credit Income Opportunities Fund (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
27 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Option Contracts. Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.
When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction.
| 28

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as redemptions in-kind, passive foreign investment company adjustments, capital gain distribution received, return of capital distributions received, corporate actions, distributions in excess of income and/or capital gain and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, passive foreign investment company adjustments, capital gain distribution received, corporate actions, options contract mark-to-market, deferral of EU reclaim and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
29 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$35,333,923	$ —	$35,333,923
Gateway Equity Call Premium Fund	1,684,130	—	1,684,130
Global Megatrends Fund	3,123,117	36,398,816	39,521,933
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund
Capital loss carryforward:
Short-term:
No expiration date	$(859,986,661)	$(20,789,531)	$ —
Long-term:
No expiration date	—	(4,568,795)	—
Total capital loss carryforward	$(859,986,661)	$(25,358,326)	$—
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(85,860)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Megatrends Fund is deferring foreign currency losses.

As of June 30, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund
Federal tax cost	$1,476,551,736	$157,671,138	$464,687,719
Gross tax appreciation	$5,998,063,732	$184,830,014	$212,689,986
Gross tax depreciation	(71,659,443)	(2,299,536)	(26,293,316)
Net tax appreciation	$5,926,404,289	$182,530,478	$186,396,670
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts
| 30

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2026, at value:
Gateway Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,199,566,085	$ —	$ —	$7,199,566,085
Purchased Options(a)	31,024,620	—	—	31,024,620
Short-Term Investments	—	140,948,838	—	140,948,838
Total	$7,230,590,705	$140,948,838	$ —	$7,371,539,543

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(86,004,370)	$ —	$ —	$(86,004,370)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
31 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Gateway Equity Call Premium Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$333,110,393	$ —	$ —	$333,110,393
Short-Term Investments	—	5,519,931	—	5,519,931
Total Investments	$333,110,393	$5,519,931	$—	$338,630,324

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(4,099,695)	$ —	$ —	$(4,099,695)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Megatrends Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$9,673,669	$ —	$9,673,669
Denmark	—	5,376,880	—	5,376,880
France	—	26,983,772	—	26,983,772
Germany	—	21,928,998	—	21,928,998
Japan	—	19,762,035	—	19,762,035
Netherlands	—	30,530,772	—	30,530,772
Portugal	—	6,319,331	—	6,319,331
Spain	—	21,297,138	—	21,297,138
United Kingdom	—	19,846,061	—	19,846,061
All Other Common Stocks(a)	478,448,872	—	—	478,448,872
Total Common Stocks	478,448,872	161,718,656	—	640,167,528
Short-Term Investments	—	10,916,861	—	10,916,861
Total Investments	$478,448,872	$172,635,517	$—	$651,084,389

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options and purchased index put options.
Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund's volatility, provide a steady cash flow and be an important source of a Fund's return, although it also may reduce a Fund's ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2026, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.
| 32

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following is a summary of derivative instruments for Gateway Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$31,024,620

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(86,004,370)

1	Represents purchased options, at value.
Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Options written
Equity contracts	$(118,145,807)	$(229,434,747)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Options written
Equity contracts	$(8,522,007)	$2,160,340

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(4,099,695)
Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Options written
Equity contracts	$(12,457,543)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$796,044
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended June 30, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Options purchased	Options written
Gateway Fund	$6,756,153,653	$7,027,273,762
Gateway Equity Call Premium Fund	—	306,334,155
33 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term investments and option contracts) were as follows:
Fund	Purchases	Sales
Gateway Fund	$347,229,890	$816,458,193
Gateway Equity Call Premium Fund	53,259,177	46,828,086
Global Megatrends Fund	85,947,794	279,644,480
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%
Mirova US LLC ("Mirova US") serves as investment adviser to Global Megatrends Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2027, may be terminated before then only with the consent of the Funds' Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Megatrends Fund	1.20%	1.95%	0.90%	0.95%
Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 34

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Fund	$20,815,374	$683,466	$20,131,908	0.58%	0.57%
Gateway Equity Call Premium Fund	896,762	170,787	725,975	0.58%	0.47%
Global Megatrends Fund	2,880,653	—	2,880,653	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
For the six months ended June 30, 2026, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$66,104	$ —	$ —	$ —	$66,104
Global Megatrends Fund	11,222	1,906	—	185,212	198,340

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$772,524	$46,377	$139,130
Gateway Equity Call Premium Fund	4,185	799	2,398
Global Megatrends Fund	43,604	7,520	22,559
For the six months ended June 30, 2026, Natixis Distribution refunded Gateway Fund $46,978 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
35 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Gateway Fund	$1,508,141
Gateway Equity Call Premium Fund	65,512
Global Megatrends Fund	152,519
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,351,316
Gateway Equity Call Premium Fund	108,402
Global Megatrends Fund	339,197
As of June 30, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$54,024
Gateway Equity Call Premium Fund	2,577
Global Megatrends Fund	7,291
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2026 were as follows:
Fund	Commissions
Gateway Fund	$12,327
Gateway Equity Call Premium Fund	122
Global Megatrends Fund	732
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and
| 36

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund and Global Megatrends Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2027, and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2026, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$773
Global Megatrends Fund	1,369
7.Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2026, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$238,756	$13,513	$4,915	$2,151,300
Gateway Equity Call Premium Fund	1,230	234	773	112,108
Global Megatrends Fund	19,463	3,348	1,369	326,230
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9. Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2026, Global Megatrends Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $13,700,000 at a weighted average interest rate of 4.74%. Interest expense incurred on the line of credit was $7,215.
10.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
37 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Gateway Fund	1	5.58%
Global Megatrends Fund	1	6.20%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	480,838	$24,966,789	1,306,070	$62,755,078
Issued in connection with the reinvestment of distributions	9,956	506,144	34,159	1,628,725
Redeemed	(1,433,146)	(73,452,114)	(2,841,837)	(135,605,535)
Net change	(942,352)	$(47,979,181)	(1,501,608)	$(71,221,732)
Class C
Issued from the sale of shares	36,150	$1,819,129	87,641	$4,110,241
Issued in connection with the reinvestment of distributions	62	3,043	56	2,516
Redeemed	(146,430)	(7,411,622)	(381,210)	(17,946,398)
Net change	(110,218)	$(5,589,450)	(293,513)	$(13,833,641)
Class N
Issued from the sale of shares	3,329,219	$169,546,824	3,212,011	$151,954,274
Issued in connection with the reinvestment of distributions	16,439	837,344	33,019	1,585,133
Redeemed	(2,455,288)	(127,330,039)	(2,766,309)	(127,438,525)
Net change	890,370	$43,054,129	478,721	$26,100,882
Class Y
Issued from the sale of shares	7,104,098	$366,283,878	15,313,307	$730,541,888
Issued in connection with the reinvestment of distributions	197,100	10,048,747	498,139	23,939,413
Redeemed	(9,811,041)	(504,546,399)	(21,540,549)	(1,021,718,592)
Net change	(2,509,843)	$(128,213,774)	(5,729,103)	$(267,237,291)
Decrease from capital share transactions	(2,672,043)	$(138,728,276)	(7,045,503)	$(326,191,782)
| 38

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	13,103	$296,413	44,927	$916,680
Issued in connection with the reinvestment of distributions	167	3,766	493	10,215
Redeemed	(23,298)	(524,172)	(46,859)	(958,438)
Net change	(10,028)	$(223,993)	(1,439)	$(31,543)
Class C
Issued from the sale of shares	6,387	$136,770	4,783	$95,695
Redeemed	(18,703)	(408,722)	(21,094)	(419,347)
Net change	(12,316)	$(271,952)	(16,311)	$(323,652)
Class N
Issued from the sale of shares	61	$1,386	852	$17,856
Issued in connection with the reinvestment of distributions	27	606	94	1,934
Redeemed	(36)	(825)	(7,205)	(156,460)
Net change	52	$1,167	(6,259)	$(136,670)
Class Y
Issued from the sale of shares	1,893,545	$42,710,078	2,443,063	$49,998,585
Issued in connection with the reinvestment of distributions	14,413	325,306	35,143	731,763
Redeemed	(1,268,113)	(28,539,392)	(1,446,899)	(29,749,278)
Net change	639,845	$14,495,992	1,031,307	$20,981,070
Increase from capital share transactions	617,553	$14,001,214	1,007,298	$20,489,205

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Global Megatrends Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	156,234	$3,338,486	353,320	$7,385,144
Issued in connection with the reinvestment of distributions	12,125	252,315	39,606	808,606
Redeemed	(182,031)	(3,924,354)	(508,867)	(10,593,393)
Net change	(13,672)	$(333,553)	(115,941)	$(2,399,643)
Class C
Issued from the sale of shares	11,015	$221,305	38,987	$754,784
Issued in connection with the reinvestment of distributions	2,345	45,303	8,343	157,085
Redeemed	(76,029)	(1,501,941)	(210,903)	(4,145,990)
Net change	(62,669)	$(1,235,333)	(163,573)	$(3,234,121)
Class N
Issued from the sale of shares	314,446	$6,801,183	1,278,153	$26,986,389
Issued in connection with the reinvestment of distributions	44,060	927,017	388,048	7,849,880
Redeemed	(3,416,791)	(73,523,510)	(7,177,662)	(154,534,157)
Redeemed in-kind (Note 13)	—	—	(2,396,496)	(49,655,406)
Net change	(3,058,285)	$(65,795,310)	(7,907,957)	$(169,353,294)
Class Y
Issued from the sale of shares	2,595,280	$56,023,574	7,952,251	$170,390,926
Issued in connection with the reinvestment of distributions	299,021	6,291,411	1,127,378	23,410,084
Redeemed	(8,241,635)	(175,699,596)	(11,066,906)	(235,256,522)
Net change	(5,347,334)	$(113,384,611)	(1,987,277)	$(41,455,512)
Decrease from capital share transactions	(8,481,960)	$(180,748,807)	(10,174,748)	$(216,442,570)
39 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended December 31, 2025, Global Megatrends Fund participated in a redemption in-kind transaction.
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, for no more than an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Advisers’ policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2026. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, privacy, fund marketing and fund names, and anti-money laundering, as well as monitoring proposed rules.
41 |

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange certain classes of shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2025, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Gateway Fund	41%	40%	40%
Gateway Equity Call Premium Fund	50%	43%	43%
Mirova Global Megatrends Fund	56%	70%	57%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for all periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance ranking relative to its category had improved for each of the last two calendar years; and (3) that the Fund's defensive bias to invest in quality stocks has resulted in positive returns for the last calendar year while limiting exposure to riskier securities. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their respective expense limitation agreements. The Trustees further noted that the total advisory fee
| 42

rate for each of Gateway Fund and Gateway Equity Call Premium Fund was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that Mirova Global Megatrends Fund had an advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the advisory fee was only three basis points higher than the median of a peer group of funds; and (2) that the Fund’s net overall expense ratio was only two basis points above the median of its peer group of funds.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Gateway Fund had breakpoints in its advisory fees and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability and conflicts, cybersecurity incidents and threats to information systems, including as a result of the proliferation of artificial intelligence, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2027.
43 |

This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2027
LSAF58SA-0626
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 27, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 27, 2026